EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Narrative (Details)				12 Months Ended
	Oct. 28, 2020 shares	Jul. 15, 2020 shares	Apr. 23, 2020 USD ($)	Dec. 31, 2020 USD ($) plan $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Nov. 01, 2019 USD ($)	Jan. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights rate per year				33.00%
Equity conversion ratio				1
Stock-based compensation expense | $				$ 1,000,000.0
Number of share based compensation plans | plan				2
Contract period				10 years
Weighted-average grant-date strike price of options ($ per share) | $ / shares				$ 7.31
Intrinsic value of options exercised | $				$ 0
Fair value, exercise price ($ per share) | $ / shares				$ 3.34
Shares converted (in shares)				0
Options exercised (in shares)				0
Warrants exercised (in shares)				0
Unrecognized stock-based compensation | $				$ 10,600,000
Fair value of vested shares | $				0
Employer discretionary contribution amount | $				$ 800,000	$ 500,000
Equity value of plan | $						$ 325,000,000	$ 100,000,000
Payments to employee incentive plan participants | $			$ 250,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)				1,245,000
Stock-based compensation expense | $				$ 8,800,000
Weighted-average remaining period of RSUs				2 years 6 months 14 days
Weighted average grant date fair value ($ per share) | $ / shares				$ 7.31	$ 0
Options exercised (in shares)				0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)				0
2020 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		11,600,000
2020 Omnibus Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)	1,200,000
Continuous service period	3 years
2020 Omnibus Incentive Plan | Restricted Stock Units (RSUs) | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)	65,000
2020 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Contract period		10 years